Marketable Securities (Tables)	9 Months Ended
Sep. 30, 2021
Investments, All Other Investments [Abstract]
Schedule of Marketable Securities Value
	September 30,	December 31,
Schedule of Marketable Securities Value	2021	2020
Equity securities
Fair value and carrying value at beginning of period	$83,575	$177,945
Increase in fair value	39,613	5,756
Disposals during the year	–	(100,126)
Fair value and carrying value at balance sheet date	$123,188	$83,575